PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 17.1%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands), Series 2021-15A, Class BR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205%(c)	01/20/39		1,000	$1,002,140
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.323(c)	07/15/30		110	109,634
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	04/15/35	EUR	250	290,892
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.367(c)	10/24/38		500	501,665
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	03/31/38		500	501,630
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.417(c)	04/24/34		750	750,570
Series 2019-14A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	01/20/35		750	751,447

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-17A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.423(c)	10/15/37		1,000	1,002,930
Brant Point CLO Ltd. (United Kingdom), Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.269(c)	01/29/39		1,000	1,002,940
CarVal CLO Ltd. (United Kingdom), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.322(c)	03/21/38		1,000	1,003,100
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/38		350	351,052
CIFC Funding Ltd. (Cayman Islands), Series 2022-05A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.330(c)	03/16/38		1,000	1,003,869
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/35		400	400,824
Davis Park CLO Ltd., Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	07/20/38		500	501,523
Dewolf Park CLO Ltd. (Cayman Islands), Series 2017-01A, Class BR2, 144A, 3 Month SOFR + 1.580% (Cap N/A, Floor 1.580%)	5.244(c)	01/22/39		1,000	1,003,363
Elevation CLO Ltd. (Cayman Islands), Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.673(c)	10/15/37		400	401,277
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2021-58A, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.317(c)	10/25/37		500	501,620
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.870(c)	04/28/37		500	500,742
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-32A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.414(c)	07/22/37		1,000	1,003,449
Series 2022-57A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.367(c)	07/27/34		1,000	1,002,149

Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.180(c)	10/17/34		1,000	1,001,340
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.775(c)	07/20/37		350	350,586
Octagon Investment Partners Ltd. (Cayman Islands), Series 2016-01A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.317(c)	04/24/37		500	501,255
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2RR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.173(c)	10/15/34		1,000	1,001,959
PPM CLO Ltd. (Cayman Islands), Series 2020-04A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	03/18/38		750	752,482
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.623(c)	01/15/36		500	500,356
Trimaran CAVU Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	03/18/38		250	250,734
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.523(c)	07/15/37		1,000	1,001,658

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wind River CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.525%(c)	07/20/37	1,000	$1,001,470

Total Asset-Backed Securities (cost $19,863,168)				19,948,656
Commercial Mortgage-Backed Securities 1.2%
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.627(c)	02/15/35	250	247,813
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.068(c)	02/15/42	150	150,328
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	370	385,625
SLG Office Trust,
Series 2021-OVA, Class F, 144A	2.851	07/15/41	280	232,023
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41	375	377,412

Total Commercial Mortgage-Backed Securities (cost $1,384,740)				1,393,201
Corporate Bonds 9.5%
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	8.750	01/15/32	100	97,500
Banks 7.0%
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	1,350	1,391,564
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	300	304,141
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	510	514,790
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	855	870,236
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	315	321,051

JPMorgan Chase & Co., Jr. Sub. Notes, Series PP	6.100(ff)	07/01/31(oo)	587	590,549
Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84	1,750	1,686,562
Jr. Sub. Notes	6.500(ff)	11/24/85	600	586,546

Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	101,000
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	285	287,088
Jr. Sub. Notes	7.250(ff)	07/31/84	720	745,200

Wells Fargo & Co., Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	700	704,566
				8,103,293
Commercial Services 0.1%
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	150	154,159
Diversified Financial Services 0.5%
Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	630	630,620

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 0.3%
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)	100	$100,647
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	250	268,873
				369,520
Environmental Control 0.0%
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31	20	20,656
Housewares 0.0%
SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	63	9,698
Investment Companies 0.9%
Apollo Debt Solutions BDC, Sr. Unsec’d. Notes, 144A	5.700	01/23/31	300	295,031
Ares Strategic Income Fund, Sr. Unsec’d. Notes, 144A	5.550	04/15/31	300	292,080
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	500	495,249
				1,082,360
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	5	5,185
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	69,337
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	21	17,326
				86,663
Oil & Gas 0.1%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	98,495
Oil & Gas Services 0.0%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	45	46,460
Pipelines 0.2%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	190	187,693
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	54,673
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,886
				59,559
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	68,625

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000%(s)	12/31/30	5	$1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000(s)	12/31/30	5	—
				1

Total Corporate Bonds (cost $10,950,130)				11,020,487
Floating Rate and Other Loans 67.1%
Advertising 0.2%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.000%	8.960(c)	02/15/29	222	189,035
Aerospace & Defense 0.9%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30	399	394,506
Propulsion BC Finco Sarl (Spain), Term Loan, 3 Month SOFR + 2.500%	6.200(c)	12/01/32	200	200,694
Transdigm, Inc.,
New Tranche Term K Loan, 1 Month SOFR + 2.250%	5.870(c)	03/22/30	98	98,471
Tranche M Term Loan, 1 Month SOFR + 2.500%	6.120(c)	08/19/32	124	124,675
Tranche N Term Loan, 1 Month SOFR + 2.500%	6.120(c)	02/13/33	175	175,408
				993,754
Agriculture 0.5%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	7.985(c)	08/13/30	598	597,924
Airlines 0.9%
American Airlines, Inc., Repriced Term Loan, 3 Month SOFR + 2.250%	5.925(c)	04/20/28	587	583,944
Onesky Flight LLC, Initial Term Loan, 1 Month SOFR + 2.750%	6.375(c)	02/17/33	175	175,175
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442(c)	04/01/31	284	281,601
				1,040,720
Auto Parts & Equipment 1.3%
American Axle & Manufacturing, Inc., Tranche C Term Loan, 3 Month SOFR + 3.350%	6.912(c)	02/03/33	124	123,802
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	05/06/30	162	162,441
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32	423	423,086

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	529	254
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28	471	469,874
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28	380	379,308
				1,558,765

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Beverages 0.3%
Brewco Borrower LLC, Term Loan, 3 Month SOFR + 7.000%^	— %(p)	09/30/30	37	$14,657
Pegasus Bidco BV (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.401(c)	07/12/29	348	348,580
				363,237
Biotechnology 0.1%
Grifols International Services USA, Inc., Term Loan	—(p)	04/01/33	125	125,575
Building Materials 2.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870(c)	07/08/30	224	194,561
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.250%	7.024(c)	04/12/28	200	118,261
Term Loan, 3 Month SOFR + 5.625%	9.299(c)	08/01/28	147	84,028

Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.427(c)	02/26/32	373	371,490
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.250%	5.916(c)	05/31/30	408	407,713
Second Amendment Incremental Term Loan, 3 Month SOFR + 2.250%	5.950(c)	08/04/31	148	147,713

HP PHRG Borrower LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	7.700(c)	02/20/32	199	197,817
OEP Glass Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	03/07/33	325	324,392
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	03/19/29	198	198,644
New Tranche B-1 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	04/14/31	249	248,855
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	02/10/32	198	198,506
				2,491,980
Chemicals 3.3%
A-AP Buyer, Inc., Initial Term Loan, 3 Month SOFR + 2.750%	6.413(c)	09/09/31	297	298,047
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	575	536,475
Archroma Finance Sarl (Luxembourg), Facility B2A Loan, 6 Month SOFR + 5.500%	9.113(c)	06/30/27	40	36,451
Basf Coatings, Term B Loan, 1 Month SOFR + 3.500%	7.154(c)	05/31/33	100	100,172
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.211(c)	08/18/28	291	267,686
Ineos US Petrochem LLC, New Term B Loan, 1 Month SOFR + 4.350%	7.970(c)	04/02/29	65	59,503
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	224	206,980
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	6.938(c)	04/03/28	488	488,150
November 2024 B-2 Dollar Term Loan, 6 Month SOFR + 3.250%	6.937(c)	04/03/28	98	97,734

Olympus Water US Holding Corp., 2025 Incremental Term Loan, 3 Month SOFR + 3.250%	6.950(c)	11/03/32	224	224,094
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	6.653(c)	10/09/31	447	447,278
SCIH Salt Holdings, Inc., Term B-1 Loan, 6 Month SOFR + 2.750%	6.350(c)	01/31/29	349	349,413

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386%(c)	12/16/31	505	$490,395
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	6.160(c)	09/30/31	249	208,804
				3,811,182
Commercial Services 7.3%
Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.632(c)	05/21/31	322	322,167
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870(c)	08/20/32	638	639,745
Belfor Holdings, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	11/01/30	263	263,653
Boluda Towage Luxembourg Sarl (Luxembourg), Term Loan	—(p)	06/30/33	100	100,375
Catawba Nation Gaming Authority, Initial Term B Loan, 3 Month SOFR + 4.750%	8.413(c)	03/29/32	400	401,252
CCRR Parent, Inc., 2022 Incremental Term Loan, 3 Month SOFR + 4.350%	8.023(c)	03/06/28	98	32,854
CHG Healthcare Services, Inc., Amendment No. 8 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.638(c)	09/29/31	150	150,138
Cimpress USA, Inc. (Ireland), Term B Loan, 1 Month SOFR + 2.500%^	6.132(c)	06/03/33	200	200,250
Composecure Holdings LLC, Initial Term Loan, 1 Month SOFR + 2.250%	5.875(c)	01/14/33	125	124,479
Cotiviti, Inc., 2026 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	03/02/33	350	351,750
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	7.700(c)	04/09/31	343	339,229
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.200(c)	01/31/31	98	85,232
EAB Global, Inc., Term Loan, 3 Month SOFR + 3.000%	6.700(c)	08/16/30	121	99,853
First Advantage Holdings LLC, Term B Loan, 3 Month SOFR + 2.750%	6.450(c)	10/31/31	42	41,732
Garda World Security Corp. (Canada), Fifteenth Additional Term Loan, 3 Month SOFR + 2.750%	6.419(c)	02/01/29	274	273,546
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.370(c)	06/02/31	212	203,626
Ingenovis Health, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.250%	8.184(c)	03/06/28	834	273,072
Term Loan^	—(p)	05/27/32	17	10,203

Jupiter Buyer, Inc., Term Loan	—(p)	11/01/31	352	353,311
Kuehg Corp., Term Loan, 3 Month SOFR + 2.750%	6.450(c)	06/12/30	196	186,349
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 3.850%	7.470(c)	02/23/29	183	181,301
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6 Month SOFR + 3.000%	6.669(c)	05/04/28	445	444,108
Mister Car Wash Holdings, Inc., Incremental First Lien Term B Loan, 1 Month SOFR + 3.000%	6.641(c)	03/27/31	125	125,599
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30	189	188,168
Second Out Term Loan, 3 Month SOFR + 4.862%	8.263(c)	12/31/30	298	249,851

Neon Maple Purchaser, Inc., First Amendment Tranche Term B-1 Loan, 1 Month SOFR + 2.500%	6.120(c)	11/17/31	395	392,175

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

NorthAB LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.200%(c)	11/24/28		341	$315,636
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	6.433(c)	12/31/32		197	197,205
Parexel International, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	12/12/31		200	199,729
Pearls (Netherlands) Bidco BV, Term B Loan B (USD), 3 Month SOFR + 3.250%	6.913(c)	02/26/29		124	114,140
PG Polaris Bidco Sarl (URSA Minor) (Luxembourg), Second Amendment Refinancing Term Loan, 3 Month SOFR + 2.250%	5.950(c)	03/26/31		198	198,143
Pye Barker Fire & Safety LLC,
Closing Date Term Loan, 2 Month SOFR + 2.500%	6.163(c)	12/16/32		152	152,559
Initial Delayed Draw Term Loan	—(p)	12/16/32		4	3,577

Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.120(c)	11/05/32		412	410,487
TruGreen LP, First Lien Second Refinancing Term Loan, 3 Month SOFR + 4.100%	7.766(c)	11/02/27		282	269,388
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	11/29/30		297	285,060
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	6.652(c)	08/09/30		321	315,531
					8,495,473
Computers 2.1%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32		473	471,443
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	10/31/30		299	297,009
Liquid Tech Solutions HO, 2025 Term B Loan, 1 Month SOFR + 3.000%^	6.638(c)	06/27/31		300	297,000
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29		414	375,175
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29		118	117,585
Ping Identity Corp., Initial Term Loan, 1 Month SOFR + 2.750%	6.381(c)	11/15/32		250	246,720
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	8.700(c)	05/18/28		19	5,654
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.450(c)	10/03/31		50	46,772
Tempo Acquisition LLC, Term B Loan, 1 Month SOFR + 1.750%	5.370(c)	08/31/28		112	92,918
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.175(c)	08/18/28		464	437,480
					2,387,756
Consumer Services 0.2%
University Support Services LLC (Grenada), Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/12/29		241	237,987
Cosmetics/Personal Care 0.4%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	8.288(c)	02/26/29	GBP	375	505,553
Distribution/Wholesale 1.3%
AIP RD Buyer Corp., First Lien Term B Loan, 1 Month SOFR + 3.500%	7.120(c)	12/23/30		107	105,411

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale (cont’d.)
Gloves Buyer, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	7.620%(c)	05/21/32		274	$273,625
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.700(c)	06/20/31		197	196,465
Quimper AB (Sweden), 2026 Term B Loan, 3 Month EURIBOR + 3.000%	5.122(c)	03/31/30	EUR	450	526,917
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.370(c)	08/01/30		397	395,399
					1,497,817
Diversified Financial Services 2.5%
Azorra Soar TLB Finance Ltd. (Cayman Islands), Initial Term Loan, 3 Month SOFR + 2.500%	6.174(c)	10/18/29		303	304,773
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.120(c)	09/15/31		369	362,090
Gategroup Finance SA (Luxembourg), Senior Facility B2 (USD), 3 Month SOFR + 3.500%	7.192(c)	06/10/32		313	314,064
Hudson River Trading LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.103(c)	03/18/30		734	732,664
Jefferies Finance LLC, 2024 Initial Term Loan, 1 Month SOFR + 2.750%	6.375(c)	10/21/31		270	268,766
Jupiter Borrower, Inc., Term Loan	6.381	04/30/33		150	150,438
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.120(c)	06/21/31		464	464,092
Virtus Investment Partners, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	5.870(c)	09/27/32		274	270,662
					2,867,549
Electric 0.6%
Discovery Energy Holding Corp., Term Loan, 3 Month SOFR + 3.000%	6.700(c)	05/01/31		248	248,671
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	10.700(c)	07/20/28		507	491,669
					740,340
Electrical Components & Equipment 0.1%
Energizer Holdings, Inc., 2025 Term B Loan, 1 Month SOFR + 2.000%	5.579(c)	03/19/32		89	88,748
Electronics 0.4%
LSF12 Crown US Commercial Bidco LLC, 2026 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.649(c)	12/02/31		186	186,672
Pinnacle Buyer LLC, Term Loan, 3 Month SOFR + 2.500%	6.182(c)	10/01/32		146	146,977
Resilience Parent LLC, Initial Term Loan, 6 Month SOFR + 2.500%	6.126(c)	02/28/33		125	125,289
					458,938
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	6.485(c)	03/24/28		104	104,587
Engineering & Construction 1.0%
Aegion Corp., Initital Term Loan, 3 Month SOFR + 2.750%	6.416(c)	04/25/33		419	417,940

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction (cont’d.)
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.155%(c)	07/01/31	99	$99,534
Initial Term Loan, 1 Month SOFR + 2.500%	6.120(c)	07/01/31	147	147,381

Legence Holdings LLC, Term Loan	—(p)	12/16/31	112	112,727
Michael Baker International LLC, First Lien Term B Loan, 3 Month SOFR + 4.000%	7.663(c)	12/01/28	345	344,637
Salas O’Brien, Inc., Initial Term Loan, 1 Month SOFR + 2.750%^	6.370(c)	01/31/33	89	88,461
				1,210,680
Entertainment 4.7%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.350(c)	02/10/27	148	98,131
Allwyn Entertainment Financing (US) LLC, Term B Loan, 3 Month SOFR + 2.500%	6.163(c)	11/24/32	375	372,281
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, 1 Month SOFR + 7.000%	12.350(c)	01/04/29	299	299,513
Betclic Everest Group, Additional Facility B (USD), 3 Month SOFR + 2.750%	6.411(c)	12/10/31	150	150,500
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.870(c)	02/06/31	323	311,239
Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	02/06/30	162	156,745

Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.145(c)	12/02/31	621	622,042
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33	650	651,118
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.620(c)	08/30/30	249	248,750
Flutter Entertainment PLC (Ireland), Third Incremental Term B Loan, 3 Month SOFR + 2.000%	5.700(c)	06/04/32	621	617,548
Great Canadian (Canada), 2024 Refinancing Term Loan, 3 Month SOFR + 4.750%	8.437(c)	11/01/29	225	218,588
Herschend Entertainment Co. LLC, 2026 Term Loan, 1 Month SOFR + 2.500%	6.120(c)	05/27/32	204	204,398
Motion Finco LLC (United Kingdom), Facility B3, 3 Month SOFR + 3.500%	7.200(c)	11/12/29	100	84,576
Pioneer Opco, LLC, Term B Loan, 1 Month SOFR + 3.250%	6.899(c)	05/15/33	425	427,567
RunItOneTime LLC,
Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.120(c)	10/15/26	9	8,202
New Money DIP Loan, 1 Month SOFR + 12.500%^	16.120(c)	10/16/26	3	3,095
Second Out Term Loan^	11.781	06/05/28(d)	62	—
Term Loan, 3 Month SOFR + 8.500%^	15.750(c)	06/03/28(d)	26	—

Six Flags Entertainment Corp., Initial Term B Loan, 1 Month SOFR + 2.000%	5.620(c)	05/01/31	297	295,734
Voyager Parent LLC, 2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.950(c)	07/01/32	647	646,521
				5,416,548
Environmental Control 2.5%
Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.000%	6.700(c)	10/24/30	267	265,439
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.166(c)	03/03/32	423	423,356
Heritage Environmental Services, Inc., Initial Term Loan, 3 Month SOFR + 3.000%^	6.692(c)	04/01/33	245	245,919

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 3.000%	6.711%(c)	10/17/30	344	$344,008
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 6 Month SOFR + 2.750%	6.378(c)	11/08/32	398	398,301
MIP V Waste Holdings LLC, Tranche B-2 Term Loan, 3 Month SOFR + 2.750%^	6.413(c)	08/20/32	295	295,833
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	5.834(c)	11/30/28	148	147,446
Twelfth Amendment Term B Loan, 1 Month SOFR + 2.250%	5.853(c)	01/15/31	366	364,374
Twelfth Amendment Term C Loan, 1 Month SOFR + 2.250%	5.853(c)	01/15/31	59	59,211

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 2.750%	6.450(c)	10/24/31	149	148,632
WIN Waste Innovations Holdings, Inc., New Term B-2, 1 Month SOFR + 3.364%	6.985(c)	03/24/28	164	164,123
				2,856,642
Foods 0.5%
Froneri International Ltd., Facility B4, 6 Month SOFR + 2.250%	5.877(c)	09/30/31	273	270,884
Nourish Buyer I, Inc., 2026-1 Term Loan, 3 Month SOFR + 4.000%	7.669(c)	07/09/32	324	325,934
				596,818
Forest Products & Paper 0.2%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31	271	266,851
Gas 0.1%
Subterra Energy Borrower LLC, Term Loan^	—(p)	06/30/33	125	124,687
Hand/Machine Tools 0.2%
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.108(c)	09/26/31	231	230,964
Healthcare & Pharmaceuticals 0.3%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 1 Month SOFR + 4.000%	7.620(c)	01/21/30	397	397,153
Healthcare-Products 0.7%
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.370(c)	01/15/31	324	325,304
Hologic, Inc., USD Initial Term B Loan, 3 Month SOFR + 2.250%	5.924(c)	04/07/33	225	222,635
QuidelOrtho Corp., Term B Loan, 1 Month SOFR + 4.000%	7.620(c)	08/20/32	249	237,277
				785,216
Healthcare-Services 3.4%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	8.063(c)	02/15/29	246	123,534
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	7.888(c)	02/11/28	235	234,776
Confluent Health LLC, Initial Term Loan, 1 Month SOFR + 4.000%	7.735(c)	11/30/28	175	151,843

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)
Electron Bidco, Inc., 2026 Term Loan, 1 Month SOFR + 2.500%	6.120%(c)	02/06/33	248	$249,028
Envision Healthcare Operating, Inc., Term Loan	8.631	06/25/30	343	343,482
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31	383	379,727
Mamba Purchaser, Inc., Sixth Amendment Term Loan, 1 Month SOFR + 2.750%	6.084(c)	10/14/31	247	247,150
Midwest Physician Administrative Services LLC, First Lien Term Loan, 3 Month SOFR + 3.262%	6.961(c)	03/13/28	299	281,717
Pacific Dental Services LLC, (USD) Term B Loan, 1 Month SOFR + 2.500%	6.175(c)	03/17/31	249	249,217
Phoenix Guarantor, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.500%	6.152(c)	02/21/31	219	219,202
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	8.961(c)	06/28/28	534	527,197
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	10.461(c)	06/28/28	50	49,808
Tranche C Term Loan, 3 Month SOFR + 7.012%	10.711(c)	06/28/29	263	255,675

Upstream Newco, Inc., December 2025 Extended Modified Term Loan, 3 Month SOFR + 4.512%	9.687(c)	11/20/29	656	619,440
				3,931,796
Holding Companies-Diversified 0.5%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30	608	550,912
Home Furnishings 0.4%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	6.970(c)	06/29/28	550	503,288
Housewares 0.2%
Hunter Douglas Holding BV (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	6.700(c)	01/17/32	247	246,361
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%	9.199(c)	08/26/27	37	32,559
				278,920
Insurance 2.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620(c)	11/06/30	617	584,449
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32	298	281,561
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.028(c)	01/20/29	79	78,517
New B-12 Term Loan, 3 Month SOFR + 4.250%	7.913(c)	09/19/30	99	99,275
Term Loan, 1 Month SOFR + 3.750%	7.413(c)	02/14/33	934	910,603

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	06/13/31	445	439,034
HIG Finance 2 Ltd. (United Kingdom), 2025-3 Dollar Refinancing Term Loan, 1 Month SOFR + 2.750%	6.370(c)	04/18/30	50	47,434
Lockton, Inc., Term B Loan, 3 Month SOFR + 2.000%^	5.657(c)	05/09/33	75	75,000
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.120(c)	07/31/31	520	519,100
				3,034,973

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Internet 0.6%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	01/02/28	13	$2,393
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	05/03/28	411	397,562
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	12/31/31	201	173,177
Term Loan	—(p)	02/23/29	175	151,667
				724,799
Investment Companies 0.2%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	07/30/31	198	198,616
BCP VI Summit Holdings LP, Initial Term Loan, 1 Month SOFR + 3.000%	6.649(c)	01/30/32	90	89,702
				288,318
Leisure Time 1.3%
Alterra Mountain Co., Term B-8 Loan, 1 Month SOFR + 2.500%	6.120(c)	05/31/30	123	122,671
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	11/24/28	99	99,140
Bulldog Purchaser, Inc., Term Loan, 3 Month SOFR + 3.250%	6.913(c)	02/04/33	249	249,998
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	7.720(c)	12/01/28	304	285,702
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 2.500%	6.120(c)	05/01/31	272	270,649
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.417(c)	02/20/30	246	244,931
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%^	8.200(c)	08/18/32	199	197,010
				1,470,101
Lodging 0.2%
Fertitta Entertainment LLC, Initial Term B Loan, 1 Month SOFR + 3.250%	6.870(c)	01/27/29	197	196,702
Machinery-Diversified 2.5%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.182(c)	03/15/30	137	137,382
Columbus McKinnon Corp., Term B Loan, 3 Month SOFR + 3.500%	7.200(c)	02/03/33	331	331,548
DXP Enterprises, Inc., 2025 Incremental Term Loan, 1 Month SOFR + 3.250%	6.870(c)	10/11/30	148	149,116
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 3 Month SOFR + 3.250%	6.950(c)	11/26/32	296	297,834
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.667(c)	12/21/29	414	395,345
Hillenbrand, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.120(c)	02/10/33	219	217,875
Merlin Buyer, Inc., Term Loan	—(p)	03/26/33	75	75,422
Pro Mach, Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	10/18/32	424	424,362
TK Elevator Midco GmbH (Germany),
(USD) Term B Loan, 6 Month SOFR + 2.750%	6.377(c)	04/30/30	565	569,186
Term Loan	—(p)	04/30/30	200	201,500

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)

Victory Buyer LLC, Initial Term Loan, 3 Month SOFR + 3.000%	6.663%(c)	02/11/33	125	$125,719
				2,925,289
Media 1.0%
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.120(c)	06/28/32	149	148,792
Term Loan	6.370	03/18/33	165	165,026
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29	25	24,979
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	1.500(c)	06/26/29	25	24,979
First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29	492	444,647

Sunrise HoldCo III BV, Facility AAA, 6 Month SOFR + 2.500%	6.114(c)	02/15/32	125	124,675
Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	6.967(c)	03/31/31	300	269,463
				1,202,561
Metal Fabricate/Hardware 0.9%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30	221	221,234
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%^	9.250(c)	10/12/28	248	248,111
Tega MC Australia Holdings Pty Ltd. (Australia), Term Loan^	7.131	04/30/33	305	306,144
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.108(c)	08/23/32	124	124,304
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%	9.682(c)	03/01/30	166	150,872
				1,050,665
Mining 0.1%
Arsenal AIC Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.370(c)	08/18/30	144	144,307
Miscellaneous Manufacturing 0.4%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.235(c)	11/30/28	269	270,130
Plastipak Holdings, Inc., Tranche B Term Loan, 1 Month SOFR + 2.500%	6.120(c)	09/24/32	249	248,223
				518,353
Oil & Gas 0.4%
Apro LLC, Initial Term Loan, 1 Month SOFR + 3.750%	7.381(c)	07/09/31	320	320,992
Northriver Midstream Finance LP (Canada), Term Loan, 1 Month SOFR + 2.250%	5.942(c)	08/16/30	100	99,822
				420,814
Oil & Gas Services 0.3%
Deep Blue Operating I LLC, Initial Term Loan, 1 Month SOFR + 2.250%	5.895(c)	10/01/32	295	295,982

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 2.2%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.620%(c)	03/22/29	198	$198,164
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	6.870(c)	04/01/32	495	467,199
Graham Packaging Co., Inc., Initial Term Loan, 1 Month SOFR + 2.250%	5.870(c)	01/26/33	325	325,338
Owens-Brockway Glass Container, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	09/30/32	150	148,175
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.370(c)	02/01/29	133	133,733
ProAmpac PG Borrower LLC, Term Loan	7.925	03/31/33	205	200,517
Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.120(c)	09/15/32	124	124,731
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	7.450(c)	12/15/28	394	393,396
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.120(c)	04/19/31	249	249,375
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28	273	263,608
				2,504,236
Pharmaceuticals 1.2%
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	08/02/32	323	324,992
Dechra Pharmaceuticals Holdings Ltd., Facility B3, 6 Month SOFR + 2.750%	6.387(c)	01/27/32	199	198,960
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	7.800(c)	10/01/27	517	507,124
Upstream Newco, Inc., Tranche E Term Loan, 3 Month SOFR + 3.000%	6.700(c)	09/29/32	322	323,264
				1,354,340
Pipelines 1.4%
AL GCX Holdings LLC, Initial Term Loan, 1 Month SOFR + 2.250%	5.893(c)	12/17/32	150	149,758
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.250%	5.950(c)	08/20/31	246	246,134
FR BR Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.250%^	7.950(c)	10/31/30	221	221,415
GIP Pilot Acquisition Partners LP, Amendment No. 3 Refinancing Term Loan, 3 Month SOFR + 2.000%^	5.641(c)	05/19/33	25	24,969
NGL Energy Operating LLC, Initial Term Loan, 1 Month SOFR + 3.500%	7.131(c)	03/11/33	150	150,348
Prairie ECI Acquiror LP, Term B-5 Loan, 1 Month SOFR + 3.250%	6.870(c)	08/01/29	323	324,197
Rockpoint Gas Storage Partners LP (Canada), Amendment No. 3 Refinancing Term Loan, 1 Month SOFR + 2.250%	5.907(c)	09/18/31	308	308,554
Traverse Midstream Partners LLC, Traverse Midstream Term B Loan, 1 Month SOFR + 2.250%	5.881(c)	05/31/33	75	75,094
Venture Global Calcasieu Pass LLC, Initial Term Loan, 6 Month SOFR + 3.250%	6.954(c)	04/11/33	145	145,362
				1,645,831

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Real Estate 0.6%
Domain Greenbough Partner 2 LLC, Term Loan^	— %(p)	01/23/32	335	$335,424
Greystar Real Estate Partners LLC, Term B-3 Loan, 3 Month SOFR + 2.500%^	6.166(c)	08/21/30	364	364,603
				700,027
Real Estate Investment Trusts (REITs) 2.2%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.500%^	6.120(c)	05/09/29	147	146,983
Term B-8 Loan, 1 Month SOFR + 2.500%	6.120(c)	12/19/32	274	273,712
Term B-9 Loan, 1 Month SOFR + 2.500%	6.120(c)	12/10/30	149	149,122

Brookfield Property REIT, Inc., 2026 Replacement Term Loan, 1 Month SOFR + 3.000%	6.620(c)	05/28/30	1,154	1,156,531
Starwood Property Mortgage LLC,
Incremental Term B-2 Loan, 1 Month SOFR + 2.250%	5.923(c)	09/24/32	598	597,688
Incremental Term B-2 Repricing Term Loan, 1 Month SOFR + 2.000%	5.613(c)	09/24/32	150	149,859

TPG RE Finance Trust, Inc., Term Loan, 1 Month SOFR + 2.750%^	6.379(c)	05/16/33	75	75,000
				2,548,895
Retail 2.3%
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	11/01/31	123	104,518
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	06/29/29	174	155,368

Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	6.870(c)	01/23/32	523	524,932
Johnstone Supply LLC, Amended Term Loan, 1 Month SOFR + 2.250%	5.899(c)	06/09/31	128	128,090
LBM Acquisition LLC,
Amendment No. 4 Incremental Term loan, 1 Month SOFR + 5.000%	8.584(c)	06/06/31	100	88,108
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31	264	211,884
Peer Holding III BV (Netherlands),
B-4B Term B Loan, 3 Month SOFR + 2.500%	6.200(c)	10/26/30	74	74,204
Term B-5 Loan, 3 Month SOFR + 2.500%	6.200(c)	07/01/31	222	222,632
Term B-8 Loan, 3 Month SOFR + 2.250%	5.950(c)	10/14/32	175	175,094

PrimeSource/Park River Holdings, 2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.192(c)	03/17/31	277	275,541
Raising Canes Restaurants LLC,
First Amendment New Term Loan, 1 Month SOFR + 2.000%	5.620(c)	11/03/32	299	297,754
Term Loan, 1 Month SOFR + 2.000%	5.620(c)	06/06/33	100	99,625

Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.364%	6.985(c)	07/28/28	186	184,336
White Cap Supply Holdings LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	6.870(c)	10/19/29	96	95,649
				2,637,735
Semiconductors 0.3%
Altar Bidco, Inc., Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	9.108(c)	02/01/30	399	371,913
Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc., 2025 Term B Loan, 1 Month SOFR + 2.500%	6.108(c)	06/14/30	139	139,548

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 4.1%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.402%(c)	02/15/29	397	$396,496
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.666(c)	07/30/31	295	275,582
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.370(c)	01/31/31	163	153,402
CCC Intelligent Solutions, Inc., Term B Loan, 1 Month SOFR + 2.000%	5.620(c)	01/23/32	25	24,883
Clearwater Analytics LLC, Initial Term Loan, 1 Month SOFR + 2.000%	5.584(c)	04/21/32	124	124,220
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	7.470(c)	10/08/28	206	175,058
Coreweave Compute Acquisition Co IV LLC, Additional Delayed Draw Term Loan	—(p)	11/30/31	62	63,423
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.399(c)	05/01/31	214	200,343
Databank Oracle, Term Loan^	—(p)	03/06/29	181	180,824
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	10/30/30	360	359,849
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.120(c)	01/30/32	571	549,225
HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	6.870(c)	09/27/30	24	22,800
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.188(c)	10/30/31	481	433,468
N-Able International Holdings II LLC, 2025 Term Loan, 3 Month SOFR + 2.750%^	6.416(c)	11/26/32	200	197,006
Oak-Eagle Acquireco, Inc., Term Loan	7.131	06/30/33	350	351,064
Relativity Intermediate Holdco LLC, Term Loan, 1 Month SOFR + 2.750%	6.370(c)	01/30/33	100	99,625
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.985(c)	07/14/28	102	52,881
UKG, Inc., Term B Loan, 3 Month SOFR + 2.500%	5.913(c)	02/10/31	380	366,823
Veeam Software/VS Buyer, 2025 Repriced First Lien Term B Loan, 3 Month SOFR + 2.250%	5.913(c)	04/14/31	273	263,831
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.120(c)	12/21/29	241	227,299
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	6.370(c)	09/28/29	304	300,032
				4,818,134
Telecommunications 1.8%
Aventiv Technologies,
Bridge Loan	13.949	09/30/26(d)	7	6,651
Second Out Term Loan	22.922	09/30/26(d)	5	5,390

Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.120(c)	09/27/29	200	200,546
Connect Holdings II LLC, Term Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31	125	118,924
Crown Subsea Communications Holding, Inc., 2026 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	01/30/31	298	299,737
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	5.870(c)	09/20/30	100	98,950
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	350	351,312

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.400%(c)	08/01/29	77	$60,806
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	7.145(c)	10/30/31	446	446,246
Vantor Holdings, Inc., Initial Term Loan, 6 Month SOFR + 4.500%	8.118(c)	03/03/33	225	224,438
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.735(c)	10/24/29	30	27,292
Second Out Term Loan, 1 Month SOFR + 1.614%^	6.000(c)	10/24/31	101	67,224

Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	167	166,758
				2,074,274
Toys/Games/Hobbies 0.3%
Entain PLC (United Kingdom), Facility B5, 3 Month SOFR + 2.250%	5.951(c)	07/30/32	299	298,458
Transportation 0.8%
Beacon Mobility Corp., 2026 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.450(c)	08/06/30	95	95,659
First Student Bidco, Inc.,
Initial Term C Loan, 3 Month SOFR + 2.250%	5.950(c)	08/15/30	77	77,530
Term B Loan, 3 Month SOFR + 2.250%	5.950(c)	08/15/30	423	423,720

GB AID Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.250%	7.913(c)	04/29/33	145	145,226
Savage Enterprises LLC, Amendment No. 8 Loan, 1 Month SOFR + 2.000%	5.630(c)	08/05/32	198	198,120
				940,255

Total Floating Rate and Other Loans (cost $79,350,176)				78,013,905
Residential Mortgage-Backed Securities 0.5%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/33	103	103,785
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.944(c)	03/29/27	228	229,503
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.694(c)	09/27/28	249	252,220

Total Residential Mortgage-Backed Securities (cost $579,812)				585,508
U.S. Treasury Obligation(k) 0.4%
U.S. Treasury Bonds (cost $529,097)	4.125	08/15/44	525	472,418

	Shares
Affiliated Exchange-Traded Fund 1.5%
Fixed Income
PGIM Active High Yield Bond ETF (cost $1,767,122)(wa)	50,000	1,751,500
Common Stocks 0.0%
Food Products 0.0%
TopCo Units Equity*^	376	—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^(x)	7,940	$2,565
Sound Physicians Holdings LLC (Class A2 Stock)*^(x)	355	355
		2,920
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	1,996	349
IT Services 0.0%
ConvergeOne Holdings, Inc.*	3,151	577
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	265	3
Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	5,763	4,178
Xplore, Inc. (Canada), CVR*^(x)	432	—
		4,178

Total Common Stocks (cost $55,046)		8,027
Preferred Stocks 1.4%
Banks 0.7%
Bank of America Corp., 4.125%, Maturing 06/28/26	7,615	126,714
Bank of America Corp., 4.250%, Maturing 11/17/26	11,977	203,609
Bank of America Corp., 4.375%, Maturing 06/28/26	4,336	75,837
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31	5,772	144,242
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	258	4,463
JPMorgan Chase & Co., 4.625%, Maturing 09/01/26	11,035	207,017
		761,882
Capital Markets 0.5%
Eagle Point Credit Co., 7.750%, Maturing 06/30/30	4,712	119,638
OFS Capital Corp., 7.500%, Maturing 07/31/28	4,000	102,880
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	970	24,347
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	4,920	124,328
Saratoga Investment Corp., 7.500%, Maturing 02/06/31	5,000	125,250
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29	3,033	76,037
		572,480
Consumer Staples Distribution & Retail 0.2%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	27	266,713
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	602	7,852

Total Preferred Stocks (cost $1,629,109)		1,608,927

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Units	Value
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	3,733	$—

Total Long-Term Investments (cost $116,108,400)		114,802,629

	Shares
Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $3,060,356)(wa)	3,060,356	3,060,356

TOTAL INVESTMENTS 101.3% (cost $119,168,756)		117,862,985
Liabilities in excess of other assets(z) (1.3)%		(1,566,861)

Net Assets 100.0%		$116,296,124

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AID—Agency for International Development
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,407,324 and 3.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$5,227	$349	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Sound Physicians Holdings LLC(Class A Stock)*^	05/31/24-06/28/24	7	2,565	0.0
Sound Physicians Holdings LLC(Class A2 Stock)*^	05/31/24	—	355	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/24/24	18,268	4,178	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	—	—	0.0
Total		$23,502	$7,447	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aegion Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 04/25/33 (cost $55,744)	56	$55,725	$—	$(19)
Beacon Mobility Corp., Delayed Draw Term Loan, 2.750%, Maturity Date 08/06/30 (cost $4,699)	5	4,716	17	—
Coreweave Compute Acquisition Co Iv LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 11/06/31 (cost $111,724)	113	115,152	3,428	—
Databank Oracle, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/29 (cost $93,140)^	94	94,176	1,036	—
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $164,576)^	165	164,576	—	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $234,046)	236	225,912	—	(8,134)
Pinnacle Buyer LLC, Delayed Draw Term Loan, 1.250%, Maturity Date 09/30/32 (cost $28,226)	28	28,336	110	—
Pye Barker Fire & Safety LLC, Delayed Draw Term Loan, 2.500%, Maturity Date 12/16/32 (cost $19,180)	19	19,219	39	—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $50,000)	50	49,959	—	(41)
Salas O’Brien, Inc., Delayed Draw Term Loan, 0.000%, Maturity Date 01/31/33 (cost $11,401)^	11	11,414	13	—
		$769,185	$4,643	$(8,194)
Unfunded preferred stock commitment outstanding at May 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $130,000)^	13	$130,000	$—	$—

Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2026	$1,445,938	$(2,389)
78	5 Year U.S. Treasury Notes	Sep. 2026	8,362,453	(37,287)
27	10 Year U.S. Treasury Notes	Sep. 2026	2,965,360	(22,737)
4	20 Year U.S. Treasury Bonds	Sep. 2026	448,875	(6,420)
				$(68,833)
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	BNY	GBP	378	$506,304	$508,796	$2,492	$—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/02/26	SSB	EUR	645	$748,129	$752,850	$4,721	$—
				$1,254,433	$1,261,646	7,213	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	BOA	GBP	378	$509,466	$508,796	$670	$—
Expiring 07/02/26	BNY	GBP	378	506,269	508,770	—	(2,501)
Euro,
Expiring 06/02/26	TD	EUR	645	756,947	752,850	4,097	—
Expiring 07/02/26	SSB	EUR	645	749,121	753,796	—	(4,675)
				$2,521,803	$2,524,212	4,767	(7,176)
						$11,980	$(7,176)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	676	2.833%	$47,179	$63,490	$16,311
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	119	3.018%	4,276	11,051	6,775
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	15,060	0.507%	232,100	368,039	135,939
					$283,555	$442,580	$159,025
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
terms of the agreement.

Total return swap agreements outstanding at May 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BNP	06/22/26	205	$2,233	$—	$2,233
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BNP	06/22/26	5,700	48,079	—	48,079
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	MSI	06/22/26	7,650	185,866	—	185,866
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BARC	09/21/26	8,100	(36,801)	—	(36,801)
					$199,377	$—	$199,377
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).